J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

July 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”)

on behalf of JPMorgan BetaBuilders Developed Asia ex-Japan ETF (the “Fund”)

File No. 333-191837 and 811-22903

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 191 (Amendment No. 193 under the Investment Company Act of 1940) filed electronically on June 29, 2018.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary